Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000029775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Aggressive Portfolio Class A (including sales charges) ($22,887)
Average Annual Return, Percent	9.54%	6.65%	8.63%
C000029777
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Aggressive Portfolio Class C (including sales charges) ($22,520)
Average Annual Return, Percent	14.31%	7.14%	8.46%
C000029778
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Aggressive Portfolio Class R ($23,682)
C000251871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Aggressive Portfolio Class S ($24,354)
C000129843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Aggressive Portfolio Institutional 3 Class ($25,118)
C000029779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Aggressive Portfolio Institutional Class ($24,916)
C000029869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Conservative Portfolio Class A (including sales charges) ($16,699)
Average Annual Return, Percent	5.94%	3.35%	5.26%
C000029871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Conservative Portfolio Class C (including sales charges) ($16,448)
Average Annual Return, Percent	10.55%	3.80%	5.10%
C000029872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Conservative Portfolio Class R ($17,263)
C000029873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Capital Allocation Moderate Conservative Portfolio Institutional Class ($18,160)
Without Sales Load [Member] | C000029775
Average Annual Return [Line Items]
Average Annual Return, Percent	16.22%	7.93%	9.28%
Without Sales Load [Member] | C000029777
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%	7.14%	8.46%
Without Sales Load [Member] | C000029778
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%	7.67%	9.00%
Without Sales Load [Member] | C000251871
Average Annual Return [Line Items]
Average Annual Return, Percent	16.48%	7.99%	9.31%
Without Sales Load [Member] | C000129843
Average Annual Return [Line Items]
Average Annual Return, Percent	16.53%	8.29%	9.65%
Without Sales Load [Member] | C000029779
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%	8.21%	9.56%
Without Sales Load [Member] | C000029869
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%	4.59%	5.89%
Without Sales Load [Member] | C000029871
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%	3.80%	5.10%
Without Sales Load [Member] | C000029872
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%	4.32%	5.61%
Without Sales Load [Member] | C000029873
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	4.83%	6.15%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Average Annual Return, Percent	15.17%	8.08%	9.78%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Average Annual Return, Percent	15.29%	8.42%	10.07%
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Average Annual Return, Percent	15.17%	8.08%	9.78%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Average Annual Return, Percent	15.29%	8.42%	10.07%
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Average Annual Return, Percent	15.17%	8.08%	9.78%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Average Annual Return, Percent	15.29%	8.42%	10.07%
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Average Annual Return, Percent	15.17%	8.08%	9.78%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Average Annual Return, Percent	15.29%	8.42%	10.07%
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Average Annual Return, Percent	15.17%	8.08%	9.78%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Average Annual Return, Percent	15.29%	8.42%	10.07%
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Average Annual Return, Percent	15.17%	8.08%	9.78%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,047)
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Average Annual Return, Percent	15.29%	8.42%	10.07%
Columbia Threadneedle: Blended Benchmark - 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)
Average Annual Return, Percent	12.09%	4.85%	6.73%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
Average Annual Return, Percent	11.09%	4.76%	6.36%
Columbia Threadneedle: Blended Benchmark - 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)
Average Annual Return, Percent	12.09%	4.85%	6.73%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
Average Annual Return, Percent	11.09%	4.76%	6.36%
Columbia Threadneedle: Blended Benchmark - 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)
Average Annual Return, Percent	12.09%	4.85%	6.73%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
Average Annual Return, Percent	11.09%	4.76%	6.36%
Columbia Threadneedle: Blended Benchmark - 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Eme
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)
Average Annual Return, Percent	12.09%	4.85%	6.73%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	15.32%	13.60%	15.13%
Columbia Threadneedle: Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
Average Annual Return, Percent	11.09%	4.76%	6.36%